March 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	Dreyfus Investment Funds
-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund
-Dreyfus/Standish International Fixed Income Fund

File No. 811-04813

Gentlemen,

     Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

Very truly yours, /s/ Liliana Holguin Liliana Holguin Legal Assistant

LH/ Enclosures